CRYPTO ASSETS (Details) - Open World Ltd. [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Crypto Asset, Holding [Line Items]
Units	23,569,557	64,451,529	13,309,635
Cost Basis	$ 9,021,570	$ 9,077,770	$ 11,371,558
Fair Value	$ 1,082,798	$ 922,987	$ 8,007,056	$ 524,409
Stablecoins (USDT, USDC) [Member
Crypto Asset, Holding [Line Items]
Units	330,642	340,438	1,415,663
Cost Basis	$ 330,642	$ 340,438	$ 1,415,663
Fair Value	$ 330,642	$ 340,438	$ 1,415,631
Tokens [Member]
Crypto Asset, Holding [Line Items]
Units	23,238,915	64,111,091	11,893,972
Cost Basis	$ 8,690,928	$ 8,737,332	$ 9,955,895
Fair Value	$ 752,156	$ 582,549	$ 6,591,425